Financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 36,009	$ 71,557
Financial assets at amortised cost, category [member] | Cash And Cash Equivalents 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets	6,214	45,918
Financial assets at amortised cost, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets
Financial assets at amortised cost, category [member] | Cash Held As Collateral [Member]
IfrsStatementLineItems [Line Items]
Financial assets	11,253
Financial assets at amortised cost, category [member] | Loan And Accounts Receivable From Related Parties [Member]
IfrsStatementLineItems [Line Items]
Financial assets	18,542	12,953
Financial assets at amortised cost, category [member] | Cash Held As Collateral Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets		12,686
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,392	11,584
Financial liabilities		1,514
Financial assets at fair value through profit or loss, category [member] | Cash And Cash Equivalents 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets
Financial assets at fair value through profit or loss, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,392	11,584
Financial assets at fair value through profit or loss, category [member] | Cash Held As Collateral [Member]
IfrsStatementLineItems [Line Items]
Financial assets
Financial assets at fair value through profit or loss, category [member] | Loan And Accounts Receivable From Related Parties [Member]
IfrsStatementLineItems [Line Items]
Financial assets
Financial assets at fair value through profit or loss, category [member] | Cash Held As Collateral Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets
Financial assets at fair value through profit or loss, category [member] | Loans And Export Prepayment Agreement Current [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Financial assets at fair value through profit or loss, category [member] | Suppliers [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Financial assets at fair value through profit or loss, category [member] | Prepayment From Customer [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		1,514
Financial assets at fair value through profit or loss, category [member] | Accounts Payable 1 [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Financial assets at fair value through profit or loss, category [member] | Loans And Export Prepayment Agreement Non Current [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Financial assets at fair value through profit or loss, category [member] | Accounts Payable Related Parties [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	198,760	207,466
Financial liabilities at amortised cost, category [member] | Loans And Export Prepayment Agreement Current [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	127,334	61,596
Financial liabilities at amortised cost, category [member] | Suppliers [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	49,524	32,627
Financial liabilities at amortised cost, category [member] | Prepayment From Customer [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Financial liabilities at amortised cost, category [member] | Accounts Payable 1 [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,050	1,240
Financial liabilities at amortised cost, category [member] | Loans And Export Prepayment Agreement Non Current [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	13,199	112,003
Financial liabilities at amortised cost, category [member] | Accounts Payable Related Parties [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 5,653